DEFERRED REVENUES AND DEFERRED COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Revenues and Deferred Costs

	December 31,
	2019	2020
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$695	$1,515
Deferred maintenance and professional services revenues	56,900	59,176
	57,595	60,691
Less - amounts offset from accounts receivable	(22,032)	(22,936)
Deferred revenues	35,563	37,755
The change in deferred revenues:
Balance at beginning of year	56,629	57,595
Deferred revenue relating to new sales	40,225	44,105
Revenue recognized during the year	(39,259)	(41,009)
Balance at end of year	57,595	60,691
Less - amounts offset from accounts receivable	(22,032)	(22,936)
Deferred revenues	$35,563	$37,755

Schedule of Assets Recognized from Costs to Obtain Contract with Customer

The Company determined that certain costs related to its sales incentive programs meet the requirements to be capitalized and deferred. These assets are recorded as current and non-current assets. The Company amortizes these deferred costs over the benefit period, currently estimated to be four years. The Company considers the benefit period to exceed the initial contract term for certain costs because of anticipated renewals and because sales commission rates for renewal contracts are not commensurate with sales commissions for initial contracts.

	December 31,
	2019	2020
	(U.S. $ in thousands)
Balance at beginning of year	$5,313	$5,962
Additional costs deferred	3,436	3,398
Amortization of deferred costs	(2,787)	(2,733)
Balance at end of year	$5,962	$6,627